Share Based Payment - Schedule Fair Value of the Options Granted is Measured at Grant Date and Recognized (Details)	6 Months Ended
Dec. 31, 2024 $ / shares
Group 1 [Member]
Schedule Fair Value of the Options Granted is Measured at Grant Date and Recognized [Line Items]
Fair value of shares (range)	$ 1
Exercise price	$ 1.52
Expected volatility	70.00%
Dividend rate
Reference risk-free interest rate	3.00%
Plan duration	10 years
Fair value of stock options at measurement date (range)	$ 9.11
Group 2 [Member]
Schedule Fair Value of the Options Granted is Measured at Grant Date and Recognized [Line Items]
Fair value of shares (range)	1
Exercise price	$ 8
Expected volatility	70.00%
Dividend rate
Reference risk-free interest rate	3.00%
Plan duration	10 years
Fair value of stock options at measurement date (range)	$ 7.25
Group 3 [Member]
Schedule Fair Value of the Options Granted is Measured at Grant Date and Recognized [Line Items]
Exercise price	$ 4.25
Expected volatility	70.00%
Dividend rate
Reference risk-free interest rate	4.25%
Plan duration	10 years
Bottom of range [member] | Group 3 [Member]
Schedule Fair Value of the Options Granted is Measured at Grant Date and Recognized [Line Items]
Fair value of shares (range)	$ 1.63
Fair value of stock options at measurement date (range)	1.02
Top of range [member] | Group 3 [Member]
Schedule Fair Value of the Options Granted is Measured at Grant Date and Recognized [Line Items]
Fair value of shares (range)	3.21
Fair value of stock options at measurement date (range)	$ 2.65